Stock-Based Compensation - 10K (Tables)	5 Months Ended
Oct. 15, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Valuation Assumptions	The assumptions used in the valuation of stock options granted during fiscal years 2023, 2022 and 2021 were as follows:

	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Expected volatility	35%-40%	70.00%	72.00%
Expected dividends	—	—	—
Expected term (in years)	N/A	6.5	6.5
Risk-free rate	2.67%-4.10%	2.88%	0.34%
Weighted average grant-date fair value	$1.86	$1.71	$1.39

Schedule of Option Activity
A summary of equity classified option activity for the twenty-four weeks ended October 15, 2023 is as follows:

Options	Number of Options	Weighted-average Exercise Price	Weighted-average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at April 30, 2023	2,284,399	$9.84	6.56	$16,628
Granted	619,500	22.77
Exercised	—	—
Expired	(13,000)	3.35
Forfeited or cancelled	(41,047)	14.65
Outstanding at October 15, 2023	2,849,852	$12.61	6.90	$8,250
Exercisable at October 15, 2023	1,299,441	$7.53	4.64
A summary of equity classified option activity under the Plan for the years ended April 30, 2023, April 24, 2022, and April 25, 2021 is presented below:

Options	Number of Options	Weighted-average Exercise Price	Weighted-average Remaining Contractual Term (in years)
Outstanding at April 26, 2020	2,225,200	$6.64	7.57
Granted	433,163	8.00
Exercised	(77,000)	2.52
Forfeited or cancelled	(313,769)	7.53
Outstanding at April 25, 2021	2,267,594	$6.88	7.15
Granted	547,000	12.54
Exercised	(10,000)	3.00
Expired	(27,500)	3.00
Forfeited or cancelled	(633,209)	7.30
Outstanding at April 24, 2022	2,143,885	$8.27	6.82
Granted	644,500	15.00
Exercised	(11,708)	5.63
Expired	(40,500)	3.00
Forfeited or cancelled	(451,778)	10.45
Outstanding at April 30, 2023	2,284,399	$9.84	6.56
Exercisable at April 24, 2022	1,037,077	$6.36	5.06
Exercisable at April 30, 2023	1,201,860	$7.07	4.77